Business Combination - Schedule of the Recapitalization and Net Equity Impact on Business Combination (Details) - DHAC [Member] - USD ($)	Dec. 31, 2024	Jun. 24, 2024
Business Combination - Schedule of the Recapitalization and Net Equity Impact on Business Combination (Details) [Line Items]
Cash - Trust and cash		$ 1,323,362
Liabilities assumed
Accrued Expenses		(5,530,630)
Due to Sponsor		(657,659)
Exchange Note		(6,155,925)
ELOC		(694,512)
Additional Bridge Notes		(466,646)
Promissory Note - Related Party		(350,000)
Promissory Note - SCS Capital Partners LLC		(765,000)
Deferred Underwriting Fee Payable		(4,370,000)
Promissory Note - Extension Note		(335,750)
Extension Note - Embedded Derivative		(33,000)
Total liabilities assumed		(19,359,122)
Net liabilities assumed	$ 18,035,760	$ (18,035,760)